INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets

	Licenses	Total
	$	$
COST
Balance as at January 1, 2022	1,604	1,604
Write-off of assets	(384)	(384)
Balance as at December 31, 2022	1,220	1,220
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	1,123	1,123
Amortization	299	299
Write-off of assets	(384)	(384)
Balance as at December 31, 2022	1,038	1,038
Net book value as at December 31, 2022	182	182

	Software	Licenses	Total
	$	$	$
COST
Balance as at January 1, 2021	16	2,562	2,578
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,604	1,604
ACCUMULATED DEPRECIATION
Balance as at January 1, 2021	16	1,643	1,659
Amortization	—	438	438
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,123	1,123
Net book value as at December 31, 2021	—	481	481